Expense Example {- Freedom Income Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-09 - Freedom Income Portfolio	Apr. 30, 2021 USD ($)
VIP Freedom Income Portfolio-Initial VIP
Expense Example:
1 year	$ 40
3 years	125
5 years	219
10 years	493
VIP Freedom Income Portfolio-Service VIP
Expense Example:
1 year	50
3 years	157
5 years	274
10 years	616
VIP Freedom Income Portfolio-Service 2 VIP
Expense Example:
1 year	65
3 years	205
5 years	357
10 years	$ 798